UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Enso Capital Management LLC
Address:  540 Madison Avenue, Suite 18A
New York, NY 10022


Form 13F File Number:   028-11677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Salina Love
Title:  	Chief Compliance Officer
Phone:		212-829-3512

Signature, Place, and Date of Signing:


	/s/ Salina Love		New York, NY				05/07/2007
	[Signature]		[City, State]				[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  	17

Form 13F Information Table Value Total:  	$226,170
					 	(thousands)

List of Other Included Managers: NONE


Name of Issuer			Title of			Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	  Shared   None


ABX AIR, INC. CMN			COM		00080S101	1,602 		233,833 	SH		SOLE		233,833
ASSISTED LIVING CONCEPTS, INC. CMCOM		04544X102	9,614 		814,764 	SH		SOLE		814,764
BROOKDALE SENIOR LIVING, INC. CMN	COM		112463104	17,524 		392,389 	SH		SOLE		392,389
COMPTON PETROLEUM CORP CMN	COM		204940100	20,148 		2,000,772SH		SOLE		2,000,772
COTT CORP. CMN			COM		22163N106	10,158 		759,158 	SH		SOLE		759,158
CRESUD S.A. SPONS ADR SP	 ADR CMNCOM		226406106	1,325 		64,533 	SH		SOLE		64,533
FLOW INTERNATIONAL CORP CMN	COM		343468104	13,958 		1,299,604SH		SOLE		1,299,604
IRSA INVERSIONES Y REPRESENTAC IOCOM		450047204	6,845 		357,826 	SH		SOLE		357,826
INVERNESS MED INNOVATIONS INC CMCOM		46126P106	23,686	 	541,030 	SH		SOLE		541,030
IVANHOE MINES LTD CMN		COM		46579N103	21,794 		1,898,471SH		SOLE		1,898,471
NATIONAL FUEL GAS CO CMN	COM		636180101	13,584 		314,000 	SH		SOLE		314,000
PILGRIMS PRIDE CORPORATION CMN	COM		721467108	15,666 		472,000 	SH		SOLE		472,000
POLYMEDICA CORP CMN		COM		731738100	14,210 		335,693 	SH		SOLE		335,693
QUALCOMM INC CMN		COM		747525103	21,270 		498,600 	SH		SOLE		498,600
RADIOSHACK CORP CMN		COM		750438103	12,391 		458,408 	SH		SOLE		458,408
SANDERSON FARMS INC CMN	COM		800013104	5,485 		148,000 	SH		SOLE		148,000
TRIZETTO GROUP INC. CMN		COM		896882107	16,910 		845,076 	SH		SOLE		845,076
